Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxation	$ 29,922	$ 32,627	$ 64,815
Less: share of profit of joint ventures and associates	(2,993)	(3,725)	(3,972)
Income before taxation and share of profit of joint ventures and associates	26,929	28,902	60,843
Applicable tax charge at standard statutory tax rates	11,782	11,921	22,170
Adjustments in respect of prior periods	132	(12)	(424)
Tax effects of:
Expenses not deductible for tax purposes	747	1,225	849
Incentives for investment and development	(374)	(553)	(1,388)
Derecognition/(recognition) of deferred tax assets	255	243	(457)
Changes in tax rates and legislation	112	242	785
Income not subject to tax at standard statutory rates	360	(213)	234
Disposals	(134)	(113)	39
Exchange rate differences	(12)	89	(102)
Other reconciling items	533	162	235
Total taxation charge	$ 13,401	$ 12,991	$ 21,941
Weighted average of statutory tax rates	44.00%	41.00%	36.00%
Effective tax rate based on income before taxation	45.00%	40.00%	34.00%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates	50.00%	45.00%	36.00%